Investment Objectives and Goals - Voya Inflation Protected Bond Plus Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Inflation Protected Bond Plus Fund  (formerly, Voya Inflation Protected Bond Plus Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.